Summary of Significant Accounting Policies - Schedule of Consolidated Balance Sheets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Balance Sheets [Abstract]
Balance January 1	$ 4,242,680	$ 3,847,784
Liabilities incurred		261,657
Accretion	133,239	133,239
Ending balance	$ 4,375,919	$ 4,242,680